                                                            '98




Nationwide(R) VA Separate Account - B
June 30, 1998



The BEST
  of AMERICA(R)

                                                            SEMI-ANNUAL REPORT


AMERICA'S
Exclusive

ANNUITY(SM)




                                 [NATIONWIDE LOGO]

                  Nationwide Life and Annuity Insurance Company
                           Home Office: Columbus, Ohio


APO-3233-E (6/98)

                                 [NATIONWIDE LOGO]

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220


                                    [PHOTO]

                               PRESIDENT'S MESSAGE

     We at Nationwide Life and Annuity Insurance Company are pleased to present the 1998 semi-annual report of the Nationwide VA Separate Account-B.

     The bull market continued its run in the first half of 1998. Most of the gains came in the first quarter with more modest returns or small losses for the second half of the period. At this writing, a market correction that began in the second quarter continues to provide a good deal of day-to-day volatility. Much of the capriciousness of the market is due to uncertainty about the economic outcome in Asia. However, we think the correction will be of limited magnitude and duration and will provide a healthy respite before further market advances.

     We believe that existing economic and market fundamentals provide an ongoing favorable environment for financial assets. Interest rates remain low; inflation is nearly nonexistent; corporate earnings, albeit slowing, remain positive, and U.S. economic growth appears to be on a modest but sustainable track.

     Against this backdrop, we believe our variable insurance products continue to provide the versatile investment vehicle you need to respond to changing market conditions. We are committed to the continual evaluation of our products and services to ensure that we remain responsive to your long-term financial planning and retirement-savings needs.




                           Joseph J. Gasper, President
                                 August 17, 1998

                        NATIONWIDE VA SEPARATE ACCOUNT-B

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  JUNE 30, 1998
                                   (UNAUDITED)


ASSETS:
   Investments at market value:

      American Century VP - American Century VP Balanced (ACVPBal)
         353,660 shares (cost $2,784,261)..........................................  $ 2,914,160

      American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
         188,783 shares (cost $1,854,145)..........................................    1,755,686

      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         26,064 shares (cost $163,683).............................................      164,465

      American Century VP - American Century VP International (ACVPInt)
         1,890,863 shares (cost $14,434,001).......................................   15,202,541

      American Century VP - American Century VP Value (ACVPValue)
         385,592 shares (cost $2,684,769)..........................................    2,622,026

      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         186,371 shares (cost $5,078,384)..........................................    5,509,138

      Dreyfus Stock Index Fund (DryStkIx)
         1,260,438 shares (cost $35,601,204).......................................   37,838,359

      Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
         99,574 shares (cost $3,222,775)...........................................    3,352,651

      Dreyfus VIF - Growth and Income Portfolio (DryGrInc)
         109,693 shares (cost $2,420,655)..........................................    2,375,944

      Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
         1,615,144 shares (cost $38,751,045).......................................   40,653,184

      Fidelity VIP - Growth Portfolio (FidVIPGr)
         592,292 shares (cost $21,705,122).........................................   22,696,633

      Fidelity VIP - High Income Portfolio (FidVIPHI)
         2,737,587 shares (cost $34,950,572).......................................   34,575,726

      Fidelity VIP - Overseas Portfolio (FidVIPOv)
         265,404 shares (cost $5,462,202)..........................................    5,472,635

      Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
         478,355 shares (cost $8,014,450)..........................................    8,251,620

      Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)
         1,330,336 shares (cost $27,372,901).......................................   29,200,870

      Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)
         775,788 shares (cost $15,193,928).........................................   15,857,109

      Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)
         31,869 shares (cost $321,065).............................................      296,384

      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         550,665 shares (cost $12,758,853).........................................   13,871,248

      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         599,172 shares (cost $6,891,824)..........................................    6,890,478

      Nationwide SAT - Money Market Fund (NSATMyMkt)
         32,439,932 shares (cost $32,439,932)......................................   32,439,932

      Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
         49,417 shares (cost $505,372).............................................      503,554

      Nationwide SAT - Small Company Fund (NSATSmCo)
         516,435 shares (cost $8,578,889)..........................................    8,686,430

      Nationwide SAT - Total Return Fund (NSATTotRe)
         562,647 shares (cost $9,319,981)..........................................   10,521,504

      Neuberger & Berman AMT - Growth Portfolio (NBAMTGro)
         70,324 shares (cost $1,784,521)...........................................    1,850,917

      Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
         6,167 shares (cost $88,064)...............................................       88,619

      Neuberger & Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
         457,425 shares (cost $6,333,351)..........................................    6,207,264

      Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)
         1,373,896 shares (cost $27,084,113).......................................   26,447,503

      Oppenheimer VAF - Bond Fund (OppBdFd)
         663,607 shares (cost $7,889,711)..........................................    7,956,649

      Oppenheimer VAF - Global Securities Fund (OppGlSec)
         356,342 shares (cost $7,407,952)..........................................    7,732,627

      Oppenheimer VAF - Growth Fund (OppGro)
         20,373 shares (cost $678,968).............................................      705,111

      Oppenheimer VAF - Multiple Strategies Fund (OppMult)
         275,760 shares (cost $4,646,527)..........................................    4,721,018

      Strong Opportunity Fund II, Inc. (StOpp2)
         379,331 shares (cost $8,246,456)..........................................    8,246,665

      Strong VIF - Strong Discovery Fund II (StDisc2)
         116,999 shares (cost $1,461,847)..........................................    1,494,082

      Strong VIF - Strong International Stock Fund II (StIntStk2)
         158,900 shares (cost $1,569,612)..........................................      1,565,167

      Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
         200,392 shares (cost $2,167,307)..........................................      2,256,414

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         142,334 shares (cost $1,507,219)..........................................      1,188,490

      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         112,157 shares (cost $1,406,705)..........................................      1,295,410

      Van Kampen American Capital LIT -
      Morgan Stanley Real Estate Securities Portfolio (MSRESec)
         531,558 shares (cost $8,376,727)..........................................      7,872,380

      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         661,306 shares (cost $7,833,376)..........................................      7,856,318

      Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
         109,860 shares (cost $1,319,282)..........................................      1,375,450

      Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)
         606,619 shares (cost $9,411,750)..........................................     10,476,304
                                                                                      ------------
            Total investments......................................................    400,988,665
   Accounts receivable.............................................................      1,023,149
                                                                                      ------------
            Total assets...........................................................    402,011,814
ACCOUNTS PAYABLE ..................................................................          2,910
                                                                                      ------------
CONTRACT OWNERS' EQUITY (NOTE 4)...................................................   $402,008,904
                                                                                      ============





See accompanying notes to financial statements.

================================================================================

                        NATIONWIDE VA SEPARATE ACCOUNT-B
          STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                  SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                   (UNAUDITED)

                                                               TOTAL                         ACVPBAL
                                                  -----------------------------     ----------------------
                                                       1998            1997           1998          1997
                                                  -------------     -----------     ---------     -------
INVESTMENT ACTIVITY:
 Reinvested dividends ........................... $   5,143,059       1,988,556        33,348       6,748
 Mortality, expense and administration
  charges (note 2) ..............................    (2,453,249)       (958,712)      (15,028)     (4,859)
                                                  -------------     -----------     ---------    --------
  Net investment activity .......................     2,689,810       1,029,844        18,320       1,889
                                                  -------------     -----------     ---------    --------

Proceeds from mutual fund shares sold ...........   287,759,397     112,119,641       138,679     223,769
Cost of mutual fund shares sold .................  (275,065,214)   (110,867,547)     (130,662)   (209,866)
                                                  -------------     -----------     ---------    --------
  Realized gain (loss) on investments ...........    12,694,183       1,252,094         8,017      13,903
Change in unrealized gain (loss) on investments..    (1,278,191)      8,109,595        47,266      17,168
                                                  -------------     -----------     ---------    --------
  Net gain (loss) on investments ................    11,415,992       9,361,689        55,283      31,071
                                                  -------------     -----------     ---------    --------
Reinvested capital gains ........................    12,023,517       2,893,555       206,788      28,016
                                                  -------------     -----------     ---------    --------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..........    26,129,319      13,285,088       280,391      60,976
                                                  -------------     -----------     ---------    --------

EQUITY TRANSACTIONS:
 Purchase payments received from
  contract owners ...............................   124,383,786      72,222,938       798,880     260,589
 Transfers between funds ........................            --              --       451,187      85,577
 Redemptions ....................................   (20,059,973)     (8,184,735)     (182,779)    (45,644)
 Adjustments to maintain reserves ...............        (6,204)         (3,468)          160         (10)
                                                  -------------     -----------     ---------    --------
    Net equity transactions .....................   104,317,609      64,034,735     1,067,448     300,512
                                                  -------------     -----------     ---------    --------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........   130,446,928      77,319,823     1,347,839     361,488
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....   271,561,976      96,740,981     1,566,336     526,088
                                                  -------------     -----------     ---------    --------
CONTRACT OWNERS' EQUITY END OF PERIOD ........... $ 402,008,904     174,060,804     2,914,175     887,576
                                                  =============     ===========     =========    ========




                                                             ACVPCAPAP                   ACVPINC GR
                                                      -----------------------       ------------------
                                                        1998           1997           1998       1997
                                                      ---------     ---------       -------     ------
INVESTMENT ACTIVITY:
 Reinvested dividends ...........................            --            --            --        --
 Mortality, expense and administration
  charges (note 2) ..............................       (12,121)       (9,146)         (688)       --
                                                       --------    ----------    ----------     -------
  Net investment activity .......................       (12,121)       (9,146)         (688)       --
                                                       --------    ----------    ----------     -------

Proceeds from mutual fund shares sold ...........       823,291     1,642,634     1,592,643        --
Cost of mutual fund shares sold .................      (810,822)   (1,800,185)   (1,588,773)       --
                                                       --------    ----------    ----------     -------
  Realized gain (loss) on investments ...........        12,469      (157,551)        3,870        --
Change in unrealized gain (loss) on investments..       (54,095)       36,860           782        --
                                                       --------    ----------    ----------     -------
  Net gain (loss) on investments ................       (41,626)     (120,691)        4,652        --
                                                       --------    ----------    ----------     -------
Reinvested capital gains ........................        77,047        17,313            --        --
                                                       --------    ----------    ----------     -------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..........        23,300      (112,524)        3,964        --
                                                       --------    ----------    ----------     -------

EQUITY TRANSACTIONS:
 Purchase payments received from
  contract owners ...............................       291,991       285,678        61,737        --
 Transfers between funds ........................       216,050      (140,486)       99,368        --
 Redemptions ....................................      (109,736)     (177,524)         (600)       --
 Adjustments to maintain reserves ...............             9           (38)           (4)       --
                                                       --------    ----------    ----------     -------
    Net equity transactions .....................       398,314       (32,370)      160,501        --
                                                       --------    ----------    ----------     -------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........       421,614      (144,894)      164,465        --
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....     1,334,061     1,215,206            --        --
                                                       --------    ----------    ----------     -------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........     1,755,675     1,070,312       164,465        --
                                                      =========     =========    ==========     =======

                        NATIONWIDE VA SEPARATE ACCOUNT-B
          STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                  SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                   (UNAUDITED)

                                                              ACVPINT                    ACVPVALUE
                                                    --------------------------     ---------------------
                                                        1998            1997         1998         1997
                                                    ------------     ---------     ---------    --------
INVESTMENT ACTIVITY:
 Reinvested dividends ............................. $     39,772        22,729        12,481       1,292
 Mortality, expense and administration
  charges (note 2) ................................      (59,752)      (15,070)      (17,158)     (2,518)
                                                    ------------     ---------     ---------    --------
  Net investment activity .........................      (19,980)        7,659        (4,677)     (1,226)
                                                    ------------     ---------     ---------    --------

Proceeds from mutual fund shares sold .............    4,141,150       511,260     1,228,775     243,316
Cost of mutual fund shares sold ...................   (3,564,383)     (450,635)   (1,213,160)   (241,390)
                                                    ------------     ---------     ---------    --------
  Realized gain (loss) on investments .............      576,767        60,625        15,615       1,926
Change in unrealized gain (loss) on investments....      632,338       266,431       (76,258)     56,693
                                                    ------------     ---------     ---------    --------
  Net gain (loss) on investments ..................    1,209,105       327,056       (60,643)     58,619
                                                    ------------     ---------     ---------    --------
Reinvested capital gains ..........................      408,286        43,835       149,013       2,414
                                                    ------------     ---------     ---------    --------
    Net increase (decrease) in contract owners'
      equity resulting from operations ............    1,597,411       378,550        83,693      59,807
                                                    ------------     ---------     ---------    --------

EQUITY TRANSACTIONS:
 Purchase payments received from
  contract owners .................................    2,421,401     1,050,015       644,307     276,898
 Transfers between funds ..........................    6,554,583       548,764       254,034     341,218
 Redemptions ......................................     (300,314)      (41,445)      (52,170)       (639)
 Adjustments to maintain reserves .................          (11)           12           (24)         (5)
                                                    ------------     ---------     ---------    --------
    Net equity transactions .......................    8,675,659     1,557,346       846,147     617,472
                                                    ------------     ---------     ---------    --------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............   10,273,070     1,935,896       929,840     677,279
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......    4,929,570     1,163,757     1,692,181          --
                                                    ------------     ---------     ---------    --------
CONTRACT OWNERS' EQUITY END OF PERIOD ............. $ 15,202,640     3,099,653     2,622,021     677,279
                                                    ============     =========     =========    ========



                                                              DRYSRGRO                    DRYSTKIX
                                                      ------------------------    -------------------------
                                                         1998           1997         1998            1997
                                                      ----------    ----------    -----------     ---------
INVESTMENT ACTIVITY:
 Reinvested dividends .............................           --            --        219,888        56,989
 Mortality, expense and administration
  charges (note 2) ................................      (28,423)       (7,432)      (189,044)      (40,997)
                                                      ----------    ----------    -----------     ---------
  Net investment activity .........................      (28,423)       (7,432)        30,844        15,992
                                                      ----------    ----------    -----------     ---------

Proceeds from mutual fund shares sold .............    2,171,050     1,550,776     12,816,180     1,056,526
Cost of mutual fund shares sold ...................   (2,040,529)   (1,498,783)   (10,956,729)     (935,729)
                                                      ----------    ----------    -----------     ---------
  Realized gain (loss) on investments .............      130,521        51,993      1,859,451       120,797
Change in unrealized gain (loss) on investments....      460,529       215,796      1,703,693       902,289
                                                      ----------    ----------    -----------     ---------
  Net gain (loss) on investments ..................      591,050       267,789      3,563,144     1,023,086
                                                      ----------    ----------    -----------     ---------
Reinvested capital gains ..........................           --            --         55,413            --
                                                      ----------    ----------    -----------     ---------
    Net increase (decrease) in contract owners'
      equity resulting from operations ............      562,627       260,357      3,649,401     1,039,078
                                                      ----------    ----------    -----------     ---------

EQUITY TRANSACTIONS:
 Purchase payments received from
  contract owners .................................      826,633       609,451      8,150,530     2,978,520
 Transfers between funds ..........................      902,640       946,236     11,309,698     2,802,216
 Redemptions ......................................     (136,669)     (179,188)    (1,442,560)     (196,198)
 Adjustments to maintain reserves .................           (5)           13           (921)           49
                                                      ----------    ----------    -----------     ---------
    Net equity transactions .......................    1,592,599     1,376,512     18,016,747     5,584,587
                                                      ----------    ----------    -----------     ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............    2,155,226     1,636,869     21,666,148     6,623,665
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......    3,353,933       451,511     16,172,340     2,953,599
                                                      ----------    ----------    -----------     ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .............    5,509,159     2,088,380     37,838,488     9,577,264
                                                      ==========    ==========    ===========     =========

                        NATIONWIDE VA SEPARATE ACCOUNT-B
          STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                  SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                   (UNAUDITED)

                                                              DRYCAPAP                     DRYGRINC
                                                      -----------------------     --------------------------
                                                          1998          1997         1998             1997
                                                      -----------      ------     ----------        --------
INVESTMENT ACTIVITY:
 Reinvested dividends ............................    $       172        --           10,308           1,932
 Mortality, expense and administration
  charges (note 2) ...............................        (10,283)       --          (13,966)         (1,134)
                                                      -----------      ------     ----------        --------
  Net investment activity ........................        (10,111)       --           (3,658)            798
                                                      -----------      ------     ----------        --------

Proceeds from mutual fund shares sold ............        590,646        --        1,421,841         295,056
Cost of mutual fund shares sold ..................       (512,971)       --       (1,382,995)       (301,796)
                                                      -----------      ------     ----------        --------
  Realized gain (loss) on investments ............         77,675        --           38,846          (6,740)
Change in unrealized gain (loss) on investments...        131,324        --            1,929          21,737
                                                      -----------      ------     ----------        --------
  Net gain (loss) on investments .................        208,999        --           40,775          14,997
                                                      -----------      ------     ----------        --------
Reinvested capital gains .........................            574        --           33,601           1,330
                                                      -----------      ------     ----------        --------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........        199,462        --           70,718          17,125
                                                      -----------      ------     ----------        --------

EQUITY TRANSACTIONS:
 Purchase payments received from
  contract owners ................................        448,362        --          954,248         105,180
 Transfers between funds .........................      2,413,692        --          227,941         224,257
 Redemptions .....................................        (86,150)       --         (112,311)         (1,247)
 Adjustments to maintain reserves ................           (780)       --             (478)              9
                                                      -----------      ------     ----------        --------
    Net equity transactions ......................      2,775,124        --        1,069,400         328,199
                                                      -----------      ------     ----------        --------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............      2,974,586        --        1,140,118         345,324
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......        378,082        --        1,235,782               0
                                                      -----------      ------     ----------        --------
CONTRACT OWNERS' EQUITY END OF PERIOD ............    $ 3,352,668        --        2,375,900         345,324
                                                      ===========      ======     ==========        ========



                                                                 FIDVIPEI                         FIDVIPGR
                                                         -------------------------         ------------------------
                                                            1998           1997               1998          1997
                                                         ----------     ----------         ----------    ----------
INVESTMENT ACTIVITY:
 Reinvested dividends ............................          438,197        204,640             96,650        94,039
 Mortality, expense and administration
  charges (note 2) ...............................         (258,651)      (105,896)          (139,053)     (108,906)
                                                         ----------     ----------         ----------    ----------
  Net investment activity ........................          179,546         98,744            (42,403)      (14,867)
                                                         ----------     ----------         ----------    ----------

Proceeds from mutual fund shares sold ............       15,605,730      1,729,053         27,271,006     5,861,393
Cost of mutual fund shares sold ..................      (12,552,206)    (1,650,589)       (25,397,518)   (5,683,744)
                                                         ----------     ----------         ----------    ----------
  Realized gain (loss) on investments ............        3,053,524         78,464          1,873,488       177,649
Change in unrealized gain (loss) on investments...       (1,701,515)     1,022,634         (1,269,630)    1,348,782
                                                         ----------     ----------         ----------    ----------
  Net gain (loss) on investments .................        1,352,009      1,101,098            603,858     1,526,431
                                                         ----------     ----------         ----------    ----------
Reinvested capital gains .........................        1,559,466      1,028,884          2,528,165       420,937
                                                         ----------     ----------         ----------    ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........        3,091,021      2,228,726          3,089,620     1,932,501
                                                         ----------     ----------         ----------    ----------

EQUITY TRANSACTIONS:
 Purchase payments received from
  contract owners ................................        7,918,443      5,752,357          3,278,880     2,567,857
 Transfers between funds .........................        1,957,710      1,154,680         (6,839,826)    3,167,536
 Redemptions .....................................       (1,773,439)      (540,835)        (1,361,917)     (346,653)
 Adjustments to maintain reserves ................            1,351             80                177          (134)
                                                         ----------     ----------         ----------    ----------
    Net equity transactions ......................        8,104,065      6,366,282         (4,922,686)    5,388,606
                                                         ----------     ----------         ----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............       11,195,086      8,595,008         (1,833,066)    7,321,107
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......       29,458,165     10,991,482         24,529,865    12,622,385
                                                         ----------     ----------         ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............       40,653,251     19,586,490         22,696,799    19,943,492
                                                        ===========     ==========        ===========    ==========

                        NATIONWIDE VA SEPARATE ACCOUNT-B
          STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                  SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                   (UNAUDITED)

                                                                    FIDVIPHI                           FIDVIPOV
                                                        ------------------------------        ----------------------------
                                                            1998               1997              1998              1997
                                                        ------------        ----------        ----------        ----------
INVESTMENT ACTIVITY:
 Reinvested dividends .............................     $  1,651,369           337,770            82,111            27,355
 Mortality, expense and administration
  charges (note 2) ................................         (197,999)          (40,161)          (35,969)          (14,820)
                                                        ------------        ----------        ----------        ----------
  Net investment activity .........................        1,453,370           297,609            46,142            12,535
                                                        ------------        ----------        ----------        ----------

Proceeds from mutual fund shares sold .............       15,164,580         3,776,035         8,839,238         1,070,217
Cost of mutual fund shares sold ...................      (15,371,681)       (3,782,509)       (8,546,843)       (1,063,297)
                                                        ------------        ----------        ----------        ----------
  Realized gain (loss) on investments .............         (207,101)           (6,474)          292,395             6,920
Change in unrealized gain (loss) on investments....       (1,478,993)           44,398            91,664           221,384
                                                        ------------        ----------        ----------        ----------
  Net gain (loss) on investments ..................       (1,686,094)           37,924           384,059           228,304
                                                        ------------        ----------        ----------        ----------
Reinvested capital gains ..........................        1,049,307            41,747           242,012           108,590
                                                        ------------        ----------        ----------        ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ............          816,583           377,280           672,213           349,429
                                                        ------------        ----------        ----------        ----------

EQUITY TRANSACTIONS:
 Purchase payments received from
  contract owners .................................       11,205,519         3,213,579         1,169,203           943,055
 Transfers between funds ..........................        3,230,676        (2,208,762)          230,831           464,542
 Redemptions ......................................         (892,444)         (303,287)         (218,749)         (107,886)
 Adjustments to maintain reserves .................               58               (51)               11                 5
                                                        ------------        ----------        ----------        ----------
    Net equity transactions .......................       13,543,809           701,479         1,181,296         1,299,716
                                                        ------------        ----------        ----------        ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............       14,360,392         1,078,759         1,853,509         1,649,145
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......       20,215,332         5,900,349         3,619,156         1,440,074
                                                        ------------        ----------        ----------        ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .............     $ 34,575,724         6,979,108         5,472,665         3,089,219
                                                        ============        ==========        ==========        ==========



                                                                  FIDVIPAM                             FIDVIPCON
                                                         ---------------------------        ------------------------------
                                                           1998               1997             1998                1997
                                                         ---------         ---------        -----------         ----------
INVESTMENT ACTIVITY:
 Reinvested dividends .............................        169,515            46,047            111,354             79,097
 Mortality, expense and administration
  charges (note 2) ................................        (46,774)          (13,707)          (155,898)           (71,858)
                                                         ---------         ---------        -----------         ----------
  Net investment activity .........................        122,741            32,340            (44,544)             7,239
                                                         ---------         ---------        -----------         ----------

Proceeds from mutual fund shares sold .............        259,770           120,878         14,439,689          6,867,634
Cost of mutual fund shares sold ...................       (236,848)         (115,306)       (12,320,915)        (6,529,979)
                                                         ---------         ---------        -----------         ----------
  Realized gain (loss) on investments .............         22,922             5,572          2,118,774            337,655
Change in unrealized gain (loss) on investments....       (153,237)           62,207             22,350            607,848
                                                         ---------         ---------        -----------         ----------
  Net gain (loss) on investments ..................       (130,315)           67,779          2,141,124            945,503
                                                         ---------         ---------        -----------         ----------
Reinvested capital gains ..........................        508,545           115,507            819,250            209,041
                                                         ---------         ---------        -----------         ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ............        500,971           215,626          2,915,830          1,161,783
                                                         ---------         ---------        -----------         ----------

EQUITY TRANSACTIONS:
 Purchase payments received from
  contract owners .................................      1,982,164         1,488,877          4,448,280          3,536,847
 Transfers between funds ..........................      1,042,334           367,543          1,498,469          2,221,442
 Redemptions ......................................       (120,672)          (26,715)        (1,166,896)          (364,968)
 Adjustments to maintain reserves .................             24               (35)                97                 26
                                                         ---------         ---------        -----------         ----------
    Net equity transactions .......................      2,903,850         1,829,670          4,779,950          5,393,347
                                                         ---------         ---------        -----------         ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............      3,404,821         2,045,296          7,695,780          6,555,130
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......      4,846,817         1,124,607         21,505,171          7,753,957
                                                         ---------         ---------        -----------         ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .............      8,251,638         3,169,903         29,200,951         14,309,087
                                                         =========         =========        ===========         ==========

                        NATIONWIDE VA SEPARATE ACCOUNT-B
          STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                  SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                   (UNAUDITED)

                                                                FIDVIPGROP                 MSEMMKT
                                                        ----------------------      -------------------
                                                            1998         1997         1998        1997
                                                        ------------     -----      --------     ------
INVESTMENT ACTIVITY:
 Reinvested dividends .............................     $     44,124       --             --       --
 Mortality, expense and administration
  charges (note 2) ................................          (84,514)      --         (1,418)      --
                                                        ------------     -----      --------     ------
  Net investment activity .........................          (40,390)      --         (1,418)      --
                                                        ------------     -----      --------     ------

Proceeds from mutual fund shares sold .............        2,852,737       --        299,156       --
Cost of mutual fund shares sold ...................       (2,601,606)      --       (301,860)      --
                                                        ------------     -----      --------     ------
  Realized gain (loss) on investments .............          251,131       --         (2,704)      --
Change in unrealized gain (loss) on investments....          540,335       --        (16,473)      --
                                                        ------------     -----      --------     ------
  Net gain (loss) on investments ..................          791,466       --        (19,177)      --
                                                        ------------     -----      --------     ------
Reinvested capital gains ..........................          153,385       --             --       --
                                                        ------------     -----      --------     ------
    Net increase (decrease) in contract owners'
      equity resulting from operations ............          904,461       --        (20,595)      --
                                                        ------------     -----      --------     ------

EQUITY TRANSACTIONS:
 Purchase payments received from
  contract owners .................................        4,216,192       --        130,190       --
 Transfers between funds ..........................        8,981,339       --         83,238       --
 Redemptions ......................................       (1,202,574)      --         (3,232)      --
 Adjustments to maintain reserves .................             (229)      --            (15)      --
                                                        ------------     -----      --------     ------
    Net equity transactions .......................       11,994,728       --        210,181       --
                                                        ------------     -----      --------     ------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............       12,899,189       --        189,586       --
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......        2,957,868       --        106,790       --
                                                        ------------     -----      --------     ------
CONTRACT OWNERS' EQUITY END OF PERIOD .............     $ 15,857,057       --        296,376       --
                                                        ============     =====      ========     ======




                                                                     NSATCAP                            APNSATGVTBD
                                                           ----------------------------        ----------------------------
                                                              1998              1997              1998               1997
                                                           ----------        ----------        ----------         ---------
INVESTMENT ACTIVITY:
 Reinvested dividends .............................            46,272             8,027           168,250            47,589
 Mortality, expense and administration
  charges (note 2) ................................           (63,544)          (10,313)          (36,583)          (10,821)
                                                           ----------        ----------        ----------         ---------
  Net investment activity .........................           (17,272)           (2,286)          131,667            36,768
                                                           ----------        ----------        ----------         ---------

Proceeds from mutual fund shares sold .............         2,279,536         1,805,428         2,504,087           333,576
Cost of mutual fund shares sold ...................        (1,795,569)       (1,699,870)       (2,465,358)         (327,644)
                                                           ----------        ----------        ----------         ---------
  Realized gain (loss) on investments .............           483,967           105,558            38,729             5,932
Change in unrealized gain (loss) on investments....           868,118           220,367            (5,148)           (7,951)
                                                           ----------        ----------        ----------         ---------
  Net gain (loss) on investments ..................         1,352,085           325,925            33,581            (2,019)
                                                           ----------        ----------        ----------         ---------
Reinvested capital gains ..........................                --                --                --                --
                                                           ----------        ----------        ----------         ---------
    Net increase (decrease) in contract owners'
      equity resulting from operations ............         1,334,813           323,639           165,248            34,749
                                                           ----------        ----------        ----------         ---------

EQUITY TRANSACTIONS:
 Purchase payments received from
  contract owners .................................         2,699,310           928,960         2,254,240           436,482
 Transfers between funds ..........................         5,602,604          (466,213)          851,490          (176,830)
 Redemptions ......................................          (356,161)         (310,611)         (300,630)          (31,615)
 Adjustments to maintain reserves .................              (275)               12                (5)                3
                                                           ----------        ----------        ----------         ---------
    Net equity transactions .......................         7,945,478           152,148         2,805,095           228,040
                                                           ----------        ----------        ----------         ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............         9,280,291           475,787         2,970,343           262,789
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......         4,591,009         1,919,750         3,920,140         1,306,429
                                                           ----------        ----------        ----------         ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .............        13,871,300         2,395,537         6,890,483         1,569,218
                                                           ==========        ==========        ==========         =========

                        NATIONWIDE VA SEPARATE ACCOUNT-B
          STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                  SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                   (UNAUDITED)

                                                                    NSATMYMKT                         NSATSMCAPV
                                                        --------------------------------        -------------------
                                                             1998                1997             1998        1997
                                                        -------------        -----------        --------     ------
INVESTMENT ACTIVITY:
 Reinvested dividends .............................     $   1,201,000            505,967              --       --
 Mortality, expense and administration
  charges (note 2) ................................          (335,629)          (144,828)           (486)      --
                                                        -------------        -----------        --------     ------
  Net investment activity .........................           865,371            361,139            (486)      --
                                                        -------------        -----------        --------     ------

Proceeds from mutual fund shares sold .............       120,430,198         52,948,936         595,092       --
Cost of mutual fund shares sold ...................      (120,430,198)       (52,948,936)       (599,399)      --
                                                        -------------        -----------        --------     ------
  Realized gain (loss) on investments .............                --                 --          (4,307)      --
Change in unrealized gain (loss) on investments....                --                 --          (1,818)      --
                                                        -------------        -----------        --------     ------
  Net gain (loss) on investments ..................                --                 --          (6,125)      --
                                                        -------------        -----------        --------     ------
Reinvested capital gains ..........................                --                 --              --       --
                                                        -------------        -----------        --------     ------
    Net increase (decrease) in contract owners'
      equity resulting from operations ............           865,371            361,139          (6,611)      --
                                                        -------------        -----------        --------     ------

EQUITY TRANSACTIONS:
 Purchase payments received from
  contract owners .................................        43,301,508         27,290,082          14,374       --
 Transfers between funds ..........................       (34,951,488)       (16,627,942)        500,143       --
 Redemptions ......................................        (4,800,913)        (3,453,251)         (4,355)      --
 Adjustments to maintain reserves .................            (2,709)            (2,756)              2       --
                                                        -------------        -----------        --------     ------
    Net equity transactions .......................         3,546,398          7,206,133         510,164       --
                                                        -------------        -----------        --------     ------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............         4,411,769          7,567,272         503,553       --
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......        29,048,680          9,418,597              --       --
                                                        -------------        -----------        --------     ------
CONTRACT OWNERS' EQUITY END OF PERIOD .............     $  33,460,449         16,985,869         503,553       --
                                                        =============        ===========        ========     ======


                                                                     NSATSMCO                             NSATTOTRE
                                                           ----------------------------         ----------------------------
                                                              1998               1997               1998              1997
                                                           ----------         ---------         ----------         ---------
INVESTMENT ACTIVITY:
 Reinvested dividends .............................                --                --             49,044            19,677
 Mortality, expense and administration
  charges (note 2) ................................           (55,221)          (15,443)           (58,100)          (13,462)
                                                           ----------         ---------         ----------         ---------
  Net investment activity .........................           (55,221)          (15,443)            (9,056)            6,215
                                                           ----------         ---------         ----------         ---------

Proceeds from mutual fund shares sold .............         4,330,486           878,356            581,216           310,251
Cost of mutual fund shares sold ...................        (4,025,304)         (875,885)          (419,523)         (272,286)
                                                           ----------         ---------         ----------         ---------
  Realized gain (loss) on investments .............           305,182             2,471            161,693            37,965
Change in unrealized gain (loss) on investments....            85,650           262,924            837,494           309,600
                                                           ----------         ---------         ----------         ---------
  Net gain (loss) on investments ..................           390,832           265,395            999,187           347,565
                                                           ----------         ---------         ----------         ---------
Reinvested capital gains ..........................                --                --                 --                --
                                                           ----------         ---------         ----------         ---------
    Net increase (decrease) in contract owners'
      equity resulting from operations ............           335,611           249,952            990,131           353,780
                                                           ----------         ---------         ----------         ---------

EQUITY TRANSACTIONS:
 Purchase payments received from
  contract owners .................................         2,000,113         1,293,904          3,338,553           881,291
 Transfers between funds ..........................           675,565           290,101          1,034,796           877,623
 Redemptions ......................................          (290,559)          (68,048)          (579,021)          (92,476)
 Adjustments to maintain reserves .................               (28)              (30)                (5)               36
                                                           ----------         ---------         ----------         ---------
    Net equity transactions .......................         2,385,091         1,515,927          3,794,323         1,666,474
                                                           ----------         ---------         ----------         ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............         2,720,702         1,765,879          4,784,454         2,020,254
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......         5,965,693         1,450,237          5,737,078         1,045,444
                                                           ----------         ---------         ----------         ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .............         8,686,395         3,216,116         10,521,532         3,065,698
                                                           ==========         =========         ==========         =========

                        NATIONWIDE VA SEPARATE ACCOUNT-B
          STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                  SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                   (UNAUDITED)

                                                                   NBAMTGRO                     NBAMTGUARD
                                                        -----------------------------        ------------------
                                                            1998              1997            1998        1997
                                                        -----------        ----------        -------     ------
INVESTMENT ACTIVITY:
 Reinvested dividends .............................     $        --                --             --        --
 Mortality, expense and administration
  charges (note 2) ................................         (10,295)          (11,299)          (102)       --
                                                        -----------        ----------        -------     ------
  Net investment activity .........................         (10,295)          (11,299)          (102)       --
                                                        -----------        ----------        -------     ------

Proceeds from mutual fund shares sold .............       1,273,472         5,364,212             81        --
Cost of mutual fund shares sold ...................      (1,364,523)       (5,381,569)           (84)       --
                                                        -----------        ----------        -------     ------
  Realized gain (loss) on investments .............         (91,051)          (17,357)            (3)       --
Change in unrealized gain (loss) on investments....         (52,249)          122,652            554        --
                                                        -----------        ----------        -------     ------
  Net gain (loss) on investments ..................        (143,300)          105,295            551        --
                                                        -----------        ----------        -------     ------
Reinvested capital gains ..........................         353,652            65,376             --        --
                                                        -----------        ----------        -------     ------
    Net increase (decrease) in contract owners'
      equity resulting from operations ............         200,057           159,372            449        --
                                                        -----------        ----------        -------     ------

EQUITY TRANSACTIONS:
 Purchase payments received from
  contract owners .................................         628,093           249,236         53,862        --
 Transfers between funds ..........................        (284,546)          584,938         34,307        --
 Redemptions ......................................        (115,662)         (114,026)            --        --
 Adjustments to maintain reserves .................              (3)                7             --        --
                                                        -----------        ----------        -------     ------
    Net equity transactions .......................         227,882           720,155         88,169        --
                                                        -----------        ----------        -------     ------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............         427,939           879,527         88,618        --
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......       1,422,982           609,622              0        --
                                                        -----------        ----------        -------     ------
CONTRACT OWNERS' EQUITY END OF PERIOD .............     $ 1,850,921         1,489,149         88,618        --
                                                        ===========        ==========        =======     ======



                                                                  NBAMTLMAT                            NBAMTPART
                                                         ----------------------------        ------------------------------
                                                            1998              1997               1998               1997
                                                         ----------        ----------        -----------        -----------
INVESTMENT ACTIVITY:
 Reinvested dividends .............................          383,662           258,163             51,137             20,903
 Mortality, expense and administration
  charges (note 2) ................................          (45,292)          (32,169)          (138,064)           (51,250)
                                                          ----------        ----------        -----------        -----------
  Net investment activity .........................          338,370           225,994            (86,927)           (30,347)
                                                          ----------        ----------        -----------        -----------

Proceeds from mutual fund shares sold .............        2,487,670         1,301,568         14,098,408          5,910,254
Cost of mutual fund shares sold ...................       (2,447,356)       (1,294,242)       (13,113,121)        (5,690,596)
                                                          ----------        ----------        -----------        -----------
  Realized gain (loss) on investments .............           40,314             7,326            985,287            219,658
Change in unrealized gain (loss) on investments....         (269,947)         (136,948)        (1,831,512)           531,753
                                                          ----------        ----------        -----------        -----------
  Net gain (loss) on investments ..................         (229,633)         (129,622)          (846,225)           751,411
                                                          ----------        ----------        -----------        -----------
Reinvested capital gains ..........................               --                --          1,610,813            321,907
                                                          ----------        ----------        -----------        -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ............          108,737            96,372            677,661          1,042,971
                                                          ----------        ----------        -----------        -----------

EQUITY TRANSACTIONS:
 Purchase payments received from
  contract owners .................................        2,316,836         2,084,813          6,133,318          2,227,607
 Transfers between funds ..........................       (2,363,941)         (623,792)         2,365,132          3,641,129
 Redemptions ......................................         (316,260)         (295,030)        (1,088,141)          (200,343)
 Adjustments to maintain reserves .................               12                (4)            (1,766)                20
                                                          ----------        ----------        -----------        -----------
    Net equity transactions .......................         (363,353)        1,165,987          7,408,543          5,668,413
                                                          ----------        ----------        -----------        -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............         (254,616)        1,262,359          8,086,204          6,711,384
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......        6,461,890         4,068,440         18,361,316          4,796,018
                                                          ----------        ----------        -----------        -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .............        6,207,274         5,330,799         26,447,520         11,507,402
                                                          ==========        ==========        ===========        ===========

                        NATIONWIDE VA SEPARATE ACCOUNT-B
          STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                  SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                   (UNAUDITED)

                                                                   OPPBDFD                              OPPGLSEC
                                                        -----------------------------         ---------------------------
                                                           1998               1997               1998              1997
                                                        -----------         ---------         ---------         ---------
INVESTMENT ACTIVITY:
 Reinvested dividends ..............................    $    95,707            84,034           117,153            22,759
 Mortality, expense and administration
  charges (note 2) .................................        (44,193)          (17,865)          (43,589)          (15,041)
                                                        -----------         ---------         ---------         ---------
  Net investment activity ..........................         51,514            66,169            73,564             7,718
                                                        -----------         ---------         ---------         ---------

 Proceeds from mutual fund shares sold .............      1,302,882           358,342           666,482            88,582
 Cost of mutual fund shares sold ...................     (1,258,314)         (354,774)         (530,175)          (76,981)
                                                        -----------         ---------         ---------         ---------
  Realized gain (loss) on investments ..............         44,568             3,568           136,307            11,601
 Change in unrealized gain (loss) on investments ...         15,047           (19,458)          (64,155)          295,905
                                                        -----------         ---------         ---------         ---------
  Net gain (loss) on investments ...................         59,615           (15,890)           72,152           307,506
                                                        -----------         ---------         ---------         ---------
 Reinvested capital gains ..........................         86,615             8,144           440,985                --
                                                        -----------         ---------         ---------         ---------
    Net increase (decrease) in contract owners'
      equity resulting from operations .............        197,744            58,423           586,701           315,224
                                                        -----------         ---------         ---------         ---------

EQUITY TRANSACTIONS:
 Purchase payments received from
  contract owners ..................................      2,053,048           795,219         1,617,483         1,246,806
 Transfers between funds ...........................      1,832,707           235,805         1,434,556           344,848
 Redemptions .......................................       (382,339)         (110,652)         (280,943)         (104,991)
 Adjustments to maintain reserves ..................              6               (11)               33               (35)
                                                        -----------         ---------         ---------         ---------
    Net equity transactions ........................      3,503,422           920,361         2,771,129         1,486,628
                                                        -----------         ---------         ---------         ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..............      3,701,166           978,784         3,357,830         1,801,852
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ........      4,255,487         2,134,066         4,374,815         1,291,418
                                                        -----------         ---------         ---------         ---------
CONTRACT OWNERS' EQUITY END OF PERIOD ..............    $ 7,956,653         3,112,850         7,732,645         3,093,270
                                                        ===========         =========         =========         =========


                                                                 OPPGRO                      OPPMULT
                                                          -------------------      ---------------------------
                                                            1998        1997         1998               1997
                                                          -------      ------      ---------         ---------
INVESTMENT ACTIVITY:
 Reinvested dividends ..............................        1,770        --           32,207            22,838
 Mortality, expense and administration
  charges (note 2) .................................       (2,357)       --          (27,732)           (6,922)
                                                          -------      ------      ---------         ---------
  Net investment activity ..........................         (587)       --            4,475            15,916
                                                          -------      ------      ---------         ---------

 Proceeds from mutual fund shares sold .............       63,523        --          237,408            65,117
 Cost of mutual fund shares sold ...................      (61,635)       --         (206,558)          (61,213)
                                                          -------      ------      ---------         ---------
  Realized gain (loss) on investments ..............        1,888        --           30,850             3,904
 Change in unrealized gain (loss) on investments ...       27,369        --           (7,591)           51,640
                                                          -------      ------      ---------         ---------
  Net gain (loss) on investments ...................       29,257        --           23,259            55,544
                                                          -------      ------      ---------         ---------
 Reinvested capital gains ..........................       21,359        --          186,801            26,880
                                                          -------      ------      ---------         ---------
    Net increase (decrease) in contract owners'
      equity resulting from operations .............       50,029        --          214,535            98,340
                                                          -------      ------      ---------         ---------

EQUITY TRANSACTIONS:
 Purchase payments received from
  contract owners ..................................      257,307        --        1,036,792           959,703
 Transfers between funds ...........................      263,224        --          426,761           327,379
 Redemptions .......................................       (7,829)       --         (181,632)          (15,753)
 Adjustments to maintain reserves ..................           (7)       --               (2)                4
                                                          -------      ------      ---------         ---------
    Net equity transactions ........................      512,695        --        1,281,919         1,271,333
                                                          -------      ------      ---------         ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..............      562,724        --        1,496,454         1,369,673
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ........      142,386        --        3,224,563           447,153
                                                          -------      ------      ---------         ---------
CONTRACT OWNERS' EQUITY END OF PERIOD ..............      705,110        --        4,721,017         1,816,826
                                                          =======      ======      =========         =========

                        NATIONWIDE VA SEPARATE ACCOUNT-B
          STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                 SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                   (UNAUDITED)

                                                                     STOPP2                             STDISC2
                                                        -------------------------------       ----------------------------
                                                             1998              1997              1998              1997
                                                        ------------        ----------        ----------         ---------
INVESTMENT ACTIVITY:
 Reinvested dividends ..............................    $      2,899            19,759                --                --
 Mortality, expense and administration
  charges (note 2) .................................         (68,583)          (46,717)           (8,857)           (8,046)
                                                        ------------        ----------        ----------         ---------
  Net investment activity ..........................         (65,684)          (26,958)           (8,857)           (8,046)
                                                        ------------        ----------        ----------         ---------

 Proceeds from mutual fund shares sold .............       9,839,033         7,555,189           898,449           952,515
 Cost of mutual fund shares sold ...................      (8,722,382)       (7,371,519)         (891,955)         (957,464)
                                                        ------------        ----------        ----------         ---------
  Realized gain (loss) on investments ..............       1,116,651           183,670             6,494            (4,949)
 Change in unrealized gain (loss) on investments ...        (985,262)          145,359            68,908           106,785
                                                        ------------        ----------        ----------         ---------
  Net gain (loss) on investments ...................         131,389           329,029            75,402           101,836
                                                        ------------        ----------        ----------         ---------
 Reinvested capital gains ..........................       1,068,077           355,754            17,503                --
                                                        ------------        ----------        ----------         ---------
    Net increase (decrease) in contract owners'
      equity resulting from operations .............       1,133,782           657,825            84,048            93,790
                                                        ------------        ----------        ----------         ---------

EQUITY TRANSACTIONS:
 Purchase payments received from
  contract owners ..................................       1,999,020         1,653,691           286,952           214,067
 Transfers between funds ...........................      (7,507,658)          181,986            77,037           616,351
 Redemptions .......................................        (672,665)         (225,186)          (55,130)          (18,784)
 Adjustments to maintain reserves ..................              22               (78)               10                24
                                                        ------------        ----------        ----------         ---------
    Net equity transactions ........................      (6,181,281)        1,610,413           308,869           811,658
                                                        ------------        ----------        ----------         ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..............      (5,047,499)        2,268,238           392,917           905,448
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ........      13,294,201         6,961,528         1,101,162           816,427
                                                        ------------        ----------        ----------         ---------
CONTRACT OWNERS' EQUITY END OF PERIOD ..............    $  8,246,702         9,229,766         1,494,079         1,721,875
                                                        ============        ==========        ==========         =========



                                                                    STINTSTK2                           VEWRLD BD
                                                          ----------------------------         ---------------------------
                                                             1998               1997              1998              1997
                                                          ----------         ---------         ---------         ---------
INVESTMENT ACTIVITY:
 Reinvested dividends ..............................          29,980            47,896            17,723            30,017
 Mortality, expense and administration
  charges (note 2) .................................         (21,960)          (20,602)          (15,478)           (7,529)
                                                          ----------         ---------         ---------         ---------
  Net investment activity ..........................           8,020            27,294             2,245            22,488
                                                          ----------         ---------         ---------         ---------

 Proceeds from mutual fund shares sold .............       3,178,538           533,903           436,949           278,516
 Cost of mutual fund shares sold ...................      (3,462,775)         (534,993)         (430,290)         (281,819)
                                                          ----------         ---------         ---------         ---------
  Realized gain (loss) on investments ..............        (284,237)           (1,090)            6,659            (3,303)
 Change in unrealized gain (loss) on investments ...         535,006           118,365            45,009           (29,677)
                                                          ----------         ---------         ---------         ---------
  Net gain (loss) on investments ...................         250,769           117,275            51,668           (32,980)
                                                          ----------         ---------         ---------         ---------
 Reinvested capital gains ..........................              --            69,509                --                --
                                                          ----------         ---------         ---------         ---------
    Net increase (decrease) in contract owners'
      equity resulting from operations .............         258,789           214,078            53,913           (10,492)
                                                          ----------         ---------         ---------         ---------

EQUITY TRANSACTIONS:
 Purchase payments received from
  contract owners ..................................         373,495           906,429           326,515           613,332
 Transfers between funds ...........................      (1,710,458)           89,978            42,920            60,036
 Redemptions .......................................        (248,179)          (87,410)          (98,858)          (18,837)
 Adjustments to maintain reserves ..................              15              (633)               23                28
                                                          ----------         ---------         ---------         ---------
    Net equity transactions ........................      (1,585,127)          908,364           270,600           654,559
                                                          ----------         ---------         ---------         ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..............      (1,326,338)        1,122,442           324,513           644,067
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ........       2,891,518         2,266,949         1,931,919           774,400
                                                          ----------         ---------         ---------         ---------
CONTRACT OWNERS' EQUITY END OF PERIOD ..............       1,565,180         3,389,391         2,256,432         1,418,467
                                                          ==========         =========         =========         =========

                        NATIONWIDE VA SEPARATE ACCOUNT-B
          STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                  SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                   (UNAUDITED)

                                                                    VEWRLDEMKT                         VEWRLDHAS
                                                        -----------------------------        ----------------------------
                                                            1998              1997              1998              1997
                                                        -----------        ----------        ----------         ---------
INVESTMENT ACTIVITY:
 Reinvested dividends ..............................    $    11,626             3,520            12,719            14,354
 Mortality, expense and administration
  charges (note 2) .................................        (10,722)           (5,636)          (10,147)           (7,202)
                                                        -----------        ----------        ----------         ---------
  Net investment activity ..........................            904            (2,116)            2,572             7,152
                                                        -----------        ----------        ----------         ---------

 Proceeds from mutual fund shares sold .............      1,098,712         2,073,645         1,850,669           517,356
 Cost of mutual fund shares sold ...................     (1,551,908)       (2,008,044)       (2,313,504)         (522,883)
                                                        -----------        ----------        ----------         ---------
  Realized gain (loss) on investments ..............       (453,196)           65,601          (462,835)           (5,527)
 Change in unrealized gain (loss) on investments ...         68,674           101,876           (36,049)          (22,842)
                                                        -----------        ----------        ----------         ---------
  Net gain (loss) on investments ...................       (384,522)          167,477          (498,884)          (28,369)
                                                        -----------        ----------        ----------         ---------
 Reinvested capital gains ..........................         10,334                --           312,331            19,447
                                                        -----------        ----------        ----------         ---------
    Net increase (decrease) in contract owners'
      equity resulting from operations .............       (373,284)          165,361          (183,981)           (1,770)
                                                        -----------        ----------        ----------         ---------

EQUITY TRANSACTIONS:
 Purchase payments received from
  contract owners ..................................        357,557           532,014            71,225           535,880
 Transfers between funds ...........................       (275,053)          667,831           (27,362)           77,107
 Redemptions .......................................        (63,613)         (186,161)          (11,730)           (7,510)
 Adjustments to maintain reserves ..................            248                27            (1,156)               13
                                                        -----------        ----------        ----------         ---------
    Net equity transactions ........................         19,139         1,013,711            30,977           605,490
                                                        -----------        ----------        ----------         ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..............       (354,145)        1,179,072          (153,004)          603,720
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ........      1,542,884             7,558         1,447,250           716,943
                                                        -----------        ----------        ----------         ---------
CONTRACT OWNERS' EQUITY END OF PERIOD ..............    $ 1,188,739         1,186,630         1,294,246         1,320,663
                                                        ===========        ==========        ==========         =========


                                                                     MSRESEC                            WPINTEQ
                                                         ----------------------------        ----------------------------
                                                            1998               1997             1998               1997
                                                         ----------         ---------        ----------         ---------
INVESTMENT ACTIVITY:
 Reinvested dividends ..............................         12,621             4,415                --                --
 Mortality, expense and administration
  charges (note 2) .................................        (57,135)          (20,398)          (56,710)          (38,803)
                                                         ----------         ---------        ----------         ---------
  Net investment activity ..........................        (44,514)          (15,983)          (56,710)          (38,803)
                                                         ----------         ---------        ----------         ---------

 Proceeds from mutual fund shares sold .............      1,435,058           963,437         6,286,843           305,605
 Cost of mutual fund shares sold ...................     (1,370,710)         (840,627)       (6,249,441)         (293,969)
                                                         ----------         ---------        ----------         ---------
  Realized gain (loss) on investments ..............         64,348           122,810            37,402            11,636
 Change in unrealized gain (loss) on investments ...       (589,986)           78,308           922,748           807,134
                                                         ----------         ---------        ----------         ---------
  Net gain (loss) on investments ...................       (525,638)          201,118           960,150           818,770
                                                         ----------         ---------        ----------         ---------
 Reinvested capital gains ..........................        124,195             8,924                --                --
                                                         ----------         ---------        ----------         ---------
    Net increase (decrease) in contract owners'
      equity resulting from operations .............       (445,957)          194,059           903,440           779,967
                                                         ----------         ---------        ----------         ---------

EQUITY TRANSACTIONS:
 Purchase payments received from
  contract owners ..................................      1,646,083         2,356,476           917,022         1,931,200
 Transfers between funds ...........................       (533,281)         (244,879)         (900,258)          330,163
 Redemptions .......................................       (228,950)          (92,792)         (373,413)         (232,352)
 Adjustments to maintain reserves ..................            (41)               (5)               47                26
                                                         ----------         ---------        ----------         ---------
    Net equity transactions ........................        883,811         2,018,800          (356,602)        2,029,037
                                                         ----------         ---------        ----------         ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..............        437,854         2,212,859           546,838         2,809,004
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ........      7,434,472         1,760,360         7,309,529         4,092,542
                                                         ----------         ---------        ----------         ---------
CONTRACT OWNERS' EQUITY END OF PERIOD ..............      7,872,326         3,973,219         7,856,367         6,901,546
                                                         ==========         =========        ==========         =========

                        NATIONWIDE VA SEPARATE ACCOUNT-B
          STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                  SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                   (UNAUDITED)

                                                                   WPPVENCAP                            WPSMCOGR
                                                        -----------------------------         ----------------------------
                                                           1998               1997               1998              1997
                                                        -----------        ----------         ----------        ----------
INVESTMENT ACTIVITY:
 Reinvested dividends ..............................    $        --                --                 --                --
 Mortality, expense and administration
  charges (note 2) .................................         (5,096)           (1,511)           (70,635)          (36,351)
                                                        -----------        ----------         ----------        ----------
  Net investment activity ..........................         (5,096)           (1,511)           (70,635)          (36,351)
                                                        -----------        ----------         ----------        ----------

 Proceeds from mutual fund shares sold .............        717,973         1,878,160          1,510,471         2,748,146
 Cost of mutual fund shares sold ...................       (679,034)       (1,959,165)        (1,145,597)       (2,849,260)
                                                        -----------        ----------         ----------        ----------
  Realized gain (loss) on investments ..............         38,939           (81,005)           364,874          (101,114)
 Change in unrealized gain (loss) on investments ...         62,068            18,634            146,872           330,942
                                                        -----------        ----------         ----------        ----------
  Net gain (loss) on investments ...................        101,007           (62,371)           511,746           229,828
                                                        -----------        ----------         ----------        ----------
 Reinvested capital gains ..........................             --                --                 --                --
                                                        -----------        ----------         ----------        ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations .............         95,911           (63,882)           441,111           193,477
                                                        -----------        ----------         ----------        ----------

EQUITY TRANSACTIONS:
 Purchase payments received from
  contract owners ..................................         98,515           118,046          1,655,605         1,898,797
 Transfers between funds ...........................        679,096           158,759            119,743          (319,141)
 Redemptions .......................................        (13,194)           (8,051)          (426,584)         (178,627)
 Adjustments to maintain reserves ..................              5                24                (50)              (61)
                                                        -----------        ----------         ----------        ----------
    Net equity transactions ........................        764,422           268,778          1,348,714         1,400,968
                                                        -----------        ----------         ----------        ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..............        860,333           204,896          1,789,825         1,594,445
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ........        515,118             7,379          8,686,435         4,706,706
                                                        -----------        ----------         ----------        ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..............    $ 1,375,451           212,275         10,476,260         6,301,151
                                                        ===========        ==========         ==========        ==========


See accompanying notes to financial statements.

                        NATIONWIDE VA SEPARATE ACCOUNT-B

                          NOTES TO FINANCIAL STATEMENTS

                             JUNE 30, 1998 AND 1997
                                   (UNAUDITED)



(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide VA Separate Account-B (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on March 6, 1991. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b) The Contracts

         Only contracts without a sales charge, but with certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

         Contract owners in either the accumulation or payout phase may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc. (American Century VP)
              (formerly TCI Portfolios, Inc.);
                American Century VP - American Century VP Balanced (ACVPBal)
                  (formerly TCI Portfolios - TCI Balanced)
                American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
                  (formerly TCI Portfolios - TCI Growth)
                American Century VP - American Century VP Income & Growth (ACVPIncGr)
                American Century VP - American Century VP International (ACVPInt)
                  (formerly TCI Portfolios - TCI International)
                American Century VP - American Century VP Value (ACVPValue)
                  (formerly TCI Portfolios - TCI Value)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
                Dreyfus VIF - Growth andIncome Portfolio (DryGrInc)

              Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
                Fidelity VIP - Growth Portfolio (FidVIPGr)
                Fidelity VIP - High Income Portfolio (FidVIPHI)
                Fidelity VIP - Overseas Portfolio (FidVIPOv)

              Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
                Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
                Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)

              Portfolio of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);
                Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)

              Portfolio of the Morgan Stanley Universal Funds, Inc. (Morgan Stanley);
                Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
                Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - Money Market Fund (NSATMyMkt)
                Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
                Nationwide SAT - Small Company Fund (NSATSmCo)
                Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger & Berman Advisers Management Trust (Neuberger &Berman AMT);
                Neuberger & Berman AMT - Growth Portfolio (NBAMTGro)
                Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
                Neuberger & Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
                Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
                Oppenheimer VAF - Bond Fund (OppBdFd)
                Oppenheimer VAF - Global Securities Fund (OppGlSec)
                Oppenheimer VAF - Growth Fund (OppGro)
                Oppenheimer VAF - Multiple Strategies Fund (OppMult)

              Strong Opportunity Fund II, Inc. (StOpp2)
                (formerly Strong Special Fund II, Inc.)

              Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
                Strong VIF - Strong Discovery Fund II (StDisc2)
                Strong VIF - Strong International Stock Fund II (StIntStk2)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
                Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
                  (formerly Van Eck WIT - Gold and Natural Resources Fund)

              Portfolio of the Van Kampen American Capital Life Investment Trust (Van Kampen American Capital LIT);
                Van Kampen American Capital LIT - Morgan Stanley Real Estate Securities Portfolio (MSRESec)
                  (formerly Van Kampen American Capital LIT - Real Estate Securities Fund)

              Portfolios of the Warburg Pincus Trust;
                Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
                Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
                Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)

         At June 30, 1998, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

         The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at June 30, 1998. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments made for these contracts, nor is any sales charge deducted upon the surrender of the contract.

     The following contract charges are deducted by the Company: a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.20%, respectively.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)  COMPONENTS OF CONTRACT OWNERS' EQUITY
     The following is a summary of contract owners' equity at June 30, 1998.

                                                                                                                  PERIOD
     Contract owners' equity represented by:                  UNITS         UNIT VALUE                            RETURN
                                                             -------        ----------                            ------
      American Century VP -
      American Century VP Balanced:
         Tax qualified...................................     69,571        $ 14.089887         $  980,248           14%
         Non-tax qualified...............................    137,256          14.089887          1,933,922           14%

      American Century VP -
      American Century VP Capital Appreciation:
          Tax qualified...................................    66,364           8.947916            593,819            0%
          Non-tax qualified...............................   129,846           8.947916          1,161,851            0%

      American Century VP -
      American Century VP Income & Growth:
         Tax qualified...................................      1,432          10.087904             14,446            1%(a)
         Non-tax qualified...............................     14,871          10.087904            150,017            1%(a)

      American Century VP -
      American Century VP International:
         Tax qualified...................................    272,764          16.206703          4,420,605           24%
         Non-tax qualified...............................    665,283          16.206703         10,782,044           24%

      American Century VP -
      American Century VP Value:
         Tax qualified...................................     37,891          13.249756            502,047            5%
         Non-tax qualified...............................    160,001          13.249756          2,119,974            5%

      The Dreyfus Socially Responsible
      Growth Fund, Inc.:
         Tax qualified...................................    144,552          16.962707          2,451,993           18%
         Non-tax qualified...............................    180,228          16.962707          3,057,155           18%

      Dreyfus Stock Index Fund:
         Tax qualified...................................    832,501          17.799963         14,818,487           17%
         Non-tax qualified...............................  1,293,262          17.799963         23,020,016           17%

      Dreyfus VIF - Capital Appreciation Portfolio:
          Tax qualified...................................   120,043          12.207548          1,465,431           20%
          Non-tax qualified...............................   154,596          12.207548          1,887,238           20%

      Dreyfus VIF - Growth and Income Portfolio:
         Tax qualified...................................     76,091          12.091521            920,056            6%
         Non-tax qualified...............................    120,402          12.091521          1,455,843            6%

      Fidelity VIP - Equity-Income Portfolio:
         Tax qualified...................................    974,129          15.181893         14,789,122           10%
         Non-tax qualified...............................  1,703,617          15.181893         25,864,131           10%

      Fidelity VIP - Growth Portfolio:
         Tax qualified...................................    620,550          15.914058          9,875,469           18%
         Non-tax qualified...............................    805,661          15.914058         12,821,336           18%

      Fidelity VIP - High Income Portfolio:
         Tax qualified...................................    903,399          13.235337         11,956,790            4%
         Non-tax qualified...............................  1,708,981          13.235337         22,618,939            4%

      Fidelity VIP - Overseas Portfolio:
         Tax qualified...................................    152,835          13.815009          2,111,417           15%
         Non-tax qualified...............................    243,304          13.815009          3,361,247           15%

                                                                                                                  PERIOD
     Contract owners' equity represented by:                  UNITS         UNIT VALUE                            RETURN
                                                             -------        ----------                            ------
      Fidelity VIP-II - Asset Manager Portfolio:
         Tax qualified...................................    170,167          14.228507          2,421,222            8%
         Non-tax qualified...............................    409,770          14.228507          5,830,415            8%

      Fidelity VIP-II - Contrafund Portfolio:
         Tax qualified...................................    653,182          16.753577         10,943,135           16%
         Non-tax qualified...............................  1,089,786          16.753577         18,257,814           16%

      Fidelity VIP-III -
      Growth Opportunities Portfolio:
         Tax qualified...................................    187,220          12.073841          2,260,465           11%
         Non-tax qualified...............................  1,126,120          12.073841         13,596,594           11%

      Morgan Stanley -
      Emerging Markets Debt Portfolio:
         Tax qualified...................................      5,951           9.360319             55,703           (5)%
         Non-tax qualified...............................     25,712           9.360319            240,673           (5)%

      Nationwide SAT - Capital Appreciation Fund:
         Tax qualified...................................    249,296          18.676483          4,655,973           18%
         Non-tax qualified...............................    493,419          18.676483          9,215,332           18%

      Nationwide SAT - Government Bond Fund:
         Tax qualified...................................    198,982          11.324796          2,253,431            3%
         Non-tax qualified...............................    409,460          11.324796          4,637,051            3%

      Nationwide SAT - Money Market Fund:
         Tax qualified...................................    657,116          10.913421          7,171,384            2%
         Non-tax qualified...............................  2,408,875          10.913421         26,289,067            2%

      Nationwide SAT - Small Cap Value Fund:
         Tax qualified...................................     11,808           9.216210            108,825           (8)%(a)
         Non-tax qualified...............................     42,830           9.216210            394,730           (8)%(a)

      Nationwide SAT - Small Company Fund:
         Tax qualified...................................    202,249          14.806321          2,994,564            5%
         Non-tax qualified...............................    384,419          14.806321          5,691,831            5%

      Nationwide SAT - Total Return Fund:
         Tax qualified...................................    234,312          16.916400          3,963,716           14%
         Non-tax qualified...............................    387,660          16.916400          6,557,812           14%

      Neuberger &Berman AMT - Growth Portfolio:
         Tax qualified...................................     44,080          15.284251            673,730           15%
         Non-tax qualified...............................     77,020          15.284251          1,177,193           15%

      Neuberger & Berman AMT -
      Guardian Portfolio:
         Tax qualified...................................      2,611           9.699244             25,325           (3)%(a)
         Non-tax qualified...............................      6,526           9.699244             63,297           (3)%(a)

      Neuberger & Berman AMT -
      Limited Maturity Bond Portfolio:
         Tax qualified...................................    171,116          10.928819          1,870,096            2%
         Non-tax qualified...............................    396,857          10.928819          4,337,178            2%

      Neuberger & Berman AMT Partners Portfolio:
         Tax qualified...................................    626,488          16.668209         10.442,433            5%
         Non-tax qualified...............................    960,216          16.668209         16,005,081            5%

      Oppenheimer VAF - Bond Fund:
         Tax qualified...................................    170,197          11.431405          1,945,591            3%
         Non-tax qualified...............................    525,838          11.431405          6,011,067            3%

                                                                                                                  PERIOD
     Contract owners' equity represented by:                  UNITS         UNIT VALUE                            RETURN
                                                             -------        ----------                            ------
      Oppenheimer VAF - Global Securities Fund:
         Tax qualified...................................    177,267          15.087662          2,674,545           11%
         Non-tax qualified...............................    335,247          15.087662          5,058,093           11%

      Oppenheimer VAF - Growth Fund:
         Tax qualified...................................     15,003          12.107539            181,649           16%
         Non-tax qualified...............................     43,234          12.107539            523,457           16%

      Oppenheimer VAF - Multiple Strategies Fund:
         Tax qualified...................................     76,710          13.669019          1,048,550            6%
         Non-tax qualified...............................    268,670          13.669019          3,672,455            6%

      Strong Opportunity Fund II, Inc.:
         Tax qualified...................................    148,084          15.758357          2,333,561           13%
         Non-tax qualified...............................    375,238          15.758357          5,913,134           13%

      Strong VIF - Strong Discovery Fund II:
         Tax qualified...................................     30,754          11.621514            357,408            7%
         Non-tax qualified...............................     97,808          11.621514          1,136,677            7%

      Strong VIF -
      Strong International Stock Fund II:
         Tax qualified...................................     47,597           9.456079            450,081            6%
         Non-tax qualified...............................    117,924           9.456079          1,115,099            6%

      Van Eck WIT - Worldwide Bond Fund:
         Tax qualified...................................     54,945          10.553614            579,868            3%
         Non-tax qualified...............................    158,862          10.553614          1,676,568            3%

      Van Eck WIT -
      Worldwide Emerging Markets Fund:
         Tax qualified...................................     51,982           6,732483            349,968          (23)%
         Non-tax qualified...............................    124,586           6.732483            838,773          (23)%

      Van Eck WIT - Worldwide Hard Assets Fund:
         Tax qualified...................................     36,768           8.447107            310,583          (14)%
         Non-tax qualified...............................    116,449           8.447107            983,657          (14)%

      Van Kampen American Capital LIT-
      Morgan Stanley Real Estate Securities Portfolio:
         Tax qualified...................................    153,709          15.404865          2,367,866           (6)%
         Non-tax qualified...............................    357,320          15.404865          5,504,466           (6)%

      Warburg Pincus Trust -
      International Equity Portfolio:
         Tax qualified...................................    215,304          11.318216          2,436,857           12%
         Non-tax qualified...............................    478,831          11.318216          5,419,513           12%

      Warburg Pincus Trust -
      Post Venture Capital Portfolio:
         Tax qualified...................................     42,289          12.757747            539,512           12%
         Non-tax qualified...............................     65,524          12.757747            835,939           12%

      Warburg Pincus Trust -
      Small Company Growth Portfolio:
         Tax qualified...................................    195,952          13.317115          2,609,515            4%
         Non-tax qualified...............................    590,724          13.317115          7,866,739            4%
                                                           =========          =========       ============          ===
                                                                                              $402,008,904
                                                                                              ============

(a) This investment option was not being utilized for the entire period.

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